SHARE CAPITAL - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 23, 2019	Feb. 24, 2021	Jan. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Common stock shares issued value					$ 12,819
Common Shares of Titan [Member]
Disclosure of classes of share capital [line items]
Shares issued				6,981,048
Common stock shares issued value				$ 52
Aspire's commitment [Member]
Disclosure of classes of share capital [line items]
Shares issued				2,748,729
Common stock shares issued value				$ 298
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued				1,600,000	4,408,048
Sale of offering units	9,729,777
Capital Issued Commitments	$ 35
Common stock shares issued value				$ 2,709	$ 2,072
January 2021 Units [member]
Disclosure of classes of share capital [line items]
Sale of offering units			7,419,354
Offering price per share			$ 1.55
Gross proceeds from offerings			$ 11,500
Offering description			Each January 2021 Unit consists of one Common Share in the capital of the Company (each a “Common Share”) and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “January 2021 Warrant”). Each January 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $2.00 per share until January 26, 2026.
Net proceeds from offering			$ 10,231
Exercise price per share			$ 1.9375
Broker warrants to purchase common stock			518,234
February 2021 Units [member]
Disclosure of classes of share capital [line items]
Sale of offering units		9,585,250
Offering price per share		$ 2.40
Gross proceeds from offerings		$ 23,005
Offering description		Each February 2021 Unit consists of one Common share and one half (1/2) of one Common Share purchase warrant (each whole warrant, a “February 2021 Warrant”). Each February 2021 Warrant is exercisable to acquire one Common Share at an exercise price of $3.00 per share until February 24, 2023.
Net proceeds from offering		$ 21,093
Exercise price per share		$ 3.00
Broker warrants to purchase common stock		670,967